CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents (Note 10)	$ 50,640	$ 58,801
Marketable securities - current (Note 11)	29,340	21,460
Accounts receivable - net (Note 12)	1,298	2,027
Prepaid expenses	564	750
Restricted cash (Notes 10 and 16)	8,991
Other current assets (Notes 13 and 25)	325	293
Total Current Assets	91,158	83,331
Marketable debt securities - noncurrent (Note 14)	4,744	6,048
Equity investments (Note 15)	5,781	5,822
PROPERTY, PLANT AND EQUIPMENT
Land and buildings	1,141	1,211
Information and communication equipment	3,903	4,082
Office furniture and fixtures	176	184
Leasehold improvements	123	122
Other	72
Property, Plant and Equipment, Gross, Total	5,415	5,599
Less: Accumulated depreciation and amortization	(3,752)	(3,922)
Net long-lived assets	1,663	1,677
INTANGIBLE ASSETS - NET (Note 7)	222	1,461
OTHER ASSETS
Refundable deposits	302	306
Prepaid licensing and royalty fees (Note 8)	4,383	4,666
Other (Note 19)	51	10
Total Other Assets	4,736	4,982
TOTAL ASSETS	108,304	103,321
CURRENT LIABILITIES
Short-term borrowings (Note 16)	18,641	4,361
Accounts payable	771	1,178
Accrued compensation	796	380
Accrued expenses (Note 17)	3,465	2,617
Deferred revenue	1,946	2,441
Other current liabilities (Note 18)	1,718	3,862
Total Current Liabilities	27,337	14,839
OTHER LIABILITIES
Accrued pension liabilities (Note 19)		170
Other (Notes 20 and 25)	1,938	11
Total Other Liabilities	1,938	181
Total Liabilities	29,275	15,020
GigaMedia Shareholders' Equity:
Common shares, no par value, and additional paid-in capital; issued and outstanding 50,723 thousand shares in 2013 and 55,262 thousand shares in 2014	308,682	305,072
Accumulated deficit	(218,176)	(213,021)
Accumulated other comprehensive loss	(11,487)	(3,603)
Total GigaMedia shareholders' equity	79,019	88,448
Noncontrolling interest	10	(147)
Total Equity	79,029	88,301
COMMITMENTS AND CONTINGENCIES (Note 27)
TOTAL LIABILITIES AND EQUITY	$ 108,304	$ 103,321